Investment in affiliates	12 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Investment in affiliates

NOTE 19 – INVESTMENT IN AFFILIATES

Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and had ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans of up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the availability under the Revolving Loans I was increased by $30,000.

Following the liquidation of Navios Europe I, Navios Partners acquired five vessel owning companies for a fair value of $56,083 in total.

As of December 31, 2020 and subsequent to the Liquidation of Navios Europe I, the Company had no exposure.

Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners have also made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of funds available under the Navios Revolving Loans II was increased by $14,000.

Following the liquidation of Navios Europe II, Navios Partners acquired five vessel owning companies for a fair value of $56,050 in total.

As of December 31, 2020 and subsequent to the Liquidation of Navios Europe II, the Company had no exposure. As of December 31, 2019, the estimated maximum potential loss by Navios Partners in Navios Europe II would have been $16,097, excluding accrued interest, which represented the Company’s carrying value of the investment of $700 as of December 31, 2019 plus the Company’s balance of the Navios Revolving Loans II of $15,397 as of December 31, 2019, excluding accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Navios Containers: On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 6,000,000 shares, and Navios Holdings invested $5,000 and received 1,000,000 shares. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. On August 29, 2017, Navios Containers closed its private placement and issued 10,000,000 shares for $50,000 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the equity. On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity. On March 13, 2018, Navios Containers closed a private placement of 5,454,546 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $30,000. Navios Partners invested $14,460 and received 2,629,095 shares and Navios Holdings invested $500 and received 90,909 shares. Each of Navios Partners and Navios Holdings also received 9,273 warrants, with a five-year term.

On November 30, 2018, Navios Containers was converted into a limited partnership. All of the warrants described above issued to Navios Partners and Navios Holdings expired. On December 3, 2018, Navios Partners distributed 855,001 units of Navios Containers to the unitholders of Navios Partners, approximately 2.5% of the Navios Containers’ outstanding equity. In connection with this transaction, Navios Partners recognized an OTTI impairment of $560 on the units distributed. The amount of the distribution was $4,243 based on the last trading price of Navios Containers’ shares in the N-OTC market as of November 23, 2018. Following the distribution, Navios Partners owned approximately 33.5% of the equity in Navios Containers.

As of December 31, 2020 and 2019, Navios Partners held 11,592,276 common units, representing an ownership interest in Navios Containers of 35.7% and 33.5% respectively. Investment income of $1,133 and $2,532 was recognized in the Consolidated Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for each of the years ended December 31, 2020 and 2019, respectively.

Based on the Company's evaluation of the duration and magnitude of the fair value decline for approximately twelve months as of December 31, 2019, the Company concluded that the decline in the fair value of its investment below its carrying value was not temporary. Thus, an OTTI loss of $42,603 was recognized as of December 31, 2019, being the difference between the fair value of $25,025 and the carrying value of the investment of $67,628.

The fair value of Navios Partners’ equity investment in Navios Containers is based on unadjusted quoted prices in active markets for Navios Containers’ common units. The fair value of Navios Partners’ equity investment in Navios Containers as at December 31, 2020 was $47,528 compared with its carrying value of $26,158.

Following the results of the significant tests performed by the Company, it was concluded that Navios Containers met the significance threshold requiring summarized financial information for the affiliated company to be presented for the following periods. The separate consolidated financial statements and notes thereto of Navios Containers for each of the years ended December 31, 2020 and 2019 have been included as Exhibit 15.3 in this Annual Report, as a result of significance tests being met pursuant to Rule 3-09 of Regulations S-X. Since Navios Europe I and Navios Europe II were liquidated on December 13, 2019 and June 29, 2020, balances are presented only for the year ended December 31, 2019.

December 31, 2019
Balance Sheet	Navios Europe II
Cash and cash equivalents (including restricted cash)	$27,431
Current assets (excluding cash and cash equivalents and restricted cash)	$4,818
Non-current assets	$179,688
Current liabilities (excluding current portion of long- term debt)	$46,892
Long- term debt including current portion, net	$89,025
Non-current liabilities	$84,284

	December 31, 2019
Income Statement	Navios Europe I	Navios Europe II
Revenue	$36,822	$46,718
Net loss	$(18,575)	$(30,203)